UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number           811-08268

    Firsthand Funds
(Exact name of registrant as specified in charter)

150 Almaden Blvd., Suite 1250
                        San Jose, CA  95113
(Address of principal executive offices) (Zip code)

Firsthand Capital Management, Inc.
150 Almaden Blvd., Suite 1250
                        San Jose, CA  95113
(Name and address of agent for service)

Registrant’s telephone number, including area code: (408) 624-9527

Date of fiscal year end:  December 31

Date of reporting period: June 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F. Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

TEFQX

Firsthand Technology Opportunities Fund

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This Semi-Annual shareholder report contains important information about Firsthand Technology Opportunities Fund for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.firsthandfunds.com. You can also request this information by contacting us at 1-888-884-2675.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TEFQX	$80	1.85%

What did the Fund invest in?

The Fund is invested primarily in equity securities of companies in the technology sector. As of June 30, 2024, software and consumer electronics represented the Fund's largest industry weightings.

Fund Statistics

  Total Net Assets$44,677,656
  # of Portfolio Holdings31
  Portfolio Turnover Rate4%
  Investment Advisory Fees Paid$387,028

Top 10 Holdings (% of Net Assets)

Roku, Inc.	10.1%
Wolfspeed, Inc.	8.7%
Zscaler, Inc.	8.6%
Kratos Defense & Security Solutions, Inc.	8.1%
Netflix, Inc.	7.5%
DocuSign, Inc.	4.8%
Palantir Technologies, Inc.,	4.8%
PagerDuty, Inc.	4.6%
Enphase Energy, Inc.	4.4%
Domo, Inc.,	4.0%

Industry Weightings

% of Net Assets
Software
48.0
Consumer Electronics
10.1
Internet
8.8
Semiconductors
8.7
Defense & Aerospace
8.1
Renewable Energy
5.0
Materials
3.7
Education
2.0
Semiconductor Equipment
0.1
Net Cash
5.5
0%
10%
20%
30%
40%
50%

Value	Value
Net Cash	5.5
Semiconductor Equipment	0.1
Education	2.0
Materials	3.7
Renewable Energy	5.0
Defense & Aerospace	8.1
Semiconductors	8.7
Internet	8.8
Consumer Electronics	10.1
Software	48.0

Market Capital Weightings

(% of Net Assets)

Value	Value
Large Cap ($5-$25B)	32.5%
Giant Cap (More than $25B)	29.6%
Mid Cap ($1-$5B)	26.6%
Small Cap (less than $1B)	5.8%
Net Cash	5.5%
Micro Cap (less than $250M)	0.0%

Country Weightings

Value	Value
Israel	2.7
United States	97.3

Householding

If you wish to receive a copy of this document at a new address, contact 1-888-884-2675.

TEFQX

Firsthand Technology Opportunities Fund

Semi-Annual Shareholder Report - June 30, 2024

ALTEX

Firsthand Alternative Energy Fund

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This Semi-Annual shareholder report contains important information about Firsthand Alternative Energy Fund for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.firsthandfunds.com. You can also request this information by contacting us at 1-888-884-2675.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ALTEX	$98	1.98%

What did the Fund invest in?

The Fund is invested primarily in equity securities of companies in the technology sector. As of June 30, 2024, renewable energy and semiconductors represented the Fund's largest industry weightings.

Fund Statistics

  Total Net Assets$10,701,466
  # of Portfolio Holdings35
  Portfolio Turnover Rate0%
  Investment Advisory Fees Paid$80,475

Top 10 Holdings (% of Net Assets)

Quanta Services, Inc.	9.5%
First Solar, Inc.	8.4%
Aspen Aerogels, Inc.	7.8%
Tesla, Inc.	7.4%
Axcelis Technologies, Inc.	6.6%
ON Semiconductor Corp.	6.4%
Kratos Defense & Security Solutions, Inc.	4.7%
Enovix Corp.	4.3%
Itron, Inc.	4.2%
Corning, Inc.	4.2%

Industry Weightings

% of Net Assets
Renewable Energy
22.4
Semiconductors
11.4
Engineering Service
9.5
Materials
7.8
Automotive
7.4
Other Electronics
7.3
Semiconductor Equipment
6.6
Energy Efficiency
5.4
Defense & Aerospace
4.7
Advanced Materials
4.2
Other Industries
8.1
Net Cash
5.2
0%
5%
10%
15%
20%
25%

Value	Value
Net Cash	5.2
Other Industries	8.1
Advanced Materials	4.2
Defense & Aerospace	4.7
Energy Efficiency	5.4
Semiconductor Equipment	6.6
Other Electronics	7.3
Automotive	7.4
Materials	7.8
Engineering Service	9.5
Semiconductors	11.4
Renewable Energy	22.4

Market Capital Weightings

(% of Net Assets)

Value	Value
Giant Cap (More than $25B)	38.1%
Mid Cap ($1-$5B)	35.0%
Large Cap ($5-$25B)	17.2%
Net Cash	5.2%
Small Cap (less than $1B)	3.8%
Micro Cap (less than $250M)	0.7%

Country Weightings

Value	Value
Canada	0.4
Japan	1.8
Denmark	3.2
Spain	3.3
Switzerland	3.7
Netherlands	4.6
United States	83.0

Householding

If you wish to receive a copy of this document at a new address, contact 1-888-884-2675.

ALTEX

Firsthand Alternative Energy Fund

Semi-Annual Shareholder Report - June 30, 2024

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

(a)	The registrant has a separately designated audit committee.

(b)	Not applicable.

Item 6.	Investments.

(a)	The registrant’s Schedule of Investments is included as part of the Financial Statement and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b)	Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)	Not applicable.

(b)	Not applicable.

Firsthand Technology Opportunities Fund

Portfolio of Investments, June 30, 2024 (unaudited)

	SHARES/PAR VALUE ($)	MARKET VALUE
COMMON STOCKS — 94.4% ($58,819,880)
Consumer Electronics — 10.1% ($2,558,538)
Roku, Inc.*	75,000	$4,494,750
Defense & Aerospace — 8.1% ($3,428,735)
Astra Space, Inc.*	1	1
Kratos Defense & Security Solutions, Inc.*	180,000	3,601,800
Education — 2.0% ($5,141,889)
Chegg, Inc.*	260,000	821,600
Coursera, Inc.*	10,000	71,600
Electronics Manufacturing Services — 0.0%** ($91,168)
Tempo Automation Holdings, Inc.*(1)	320,000	120
Internet — 8.8% ($680,851)
Netflix, Inc.*	5,000	3,374,400
PayPal Holdings, Inc.*	10,000	580,300
Materials — 3.7% ($1,976,207)
Aspen Aerogels, Inc.*	70,000	1,669,500
Renewable Energy — 5.0% ($891,883)
Enphase Energy, Inc.*	20,000	1,994,200
SolarEdge Technologies, Inc.*	10,000	252,600
Semiconductor Equipment — 0.0% ($13,005,099)
Revasum, Inc.*(2)(3)	28,367,549	0
Semiconductors — 8.7% ($7,220,640)
Wolfspeed, Inc.*	170,000	3,869,200
Software — 48.0% ($23,824,870)
BILL Holdings, Inc.*	15,000	789,300
Cloudflare, Inc., Class A*	20,000	1,656,600
DocuSign, Inc.*	40,000	2,140,000
Domo, Inc., Class B*	230,000	1,775,600
Fastly, Inc., Class A*	50,000	368,500
Monday.com, Ltd.*	5,000	1,203,800
MongoDB, Inc.*	5,000	1,249,800
Okta, Inc.*	10,000	936,100
PagerDuty, Inc.*	90,000	2,063,700
Palantir Technologies, Inc., Class A*	85,000	2,153,050
Palo Alto Networks, Inc.*	5,000	1,695,050
Workday, Inc., Class A*	7,000	1,564,920
Zscaler, Inc.*	20,000	3,843,800

CORPORATE NOTES — 0.1% ($3,082,144)
Semiconductor Equipment — 0.1% ($3,082,144)
Revasum, Inc. August 19, 2025 Interest Rate 14.75%(1)(2)(3)(4)	1,782,144	17,821
Revasum, Inc. August 19, 2025 Interest Rate 14.75%(1)(2)(3)(4)	750,000	7,500
Revasum, Inc. August 19, 2025 Interest Rate 14.75%(1)(2)(3)(4)	300,000	3,000

see accompanying notes to financial statements
www.firsthandfunds.com	1

Firsthand Technology Opportunities Fund

Portfolio of Investments, June 30, 2024 (unaudited)

	SHARES/PAR VALUE ($)	MARKET VALUE
CORPORATE NOTES (continued)
Semiconductor Equipment (continued)
Revasum, Inc. August 19, 2025 Interest Rate 14.75%(1)(2)(3)(4)	250,000	$2,500

INVESTMENT COMPANY — 5.8% ($2,599,684)
Fidelity Investments Money Market Fund - Treasury Portfolio(5)	2,599,684	2,599,684
Total Investments
Cost ($64,501,708) — 100.3%		44,800,796
Liabilities in excess of other assets — (0.3)%		(123,140)
NET ASSETS - 100.0%		$44,677,656

*	Non-income producing security.
**	Less than 0.05%.
(1)	Restricted/illiquid security (0.1% of net assets).
(2)	Affiliated issuer.
(3)	Fair Value Level 3 security (0.1% of net assets).
(4)	Subordinated debt whose interest accrues over the life of the note. Unpaid principal and interest is due on August 19, 2025.
(5)	The Fidelity Investments Money Market Fund invests primarily in U.S. Treasury Securities.

see accompanying notes to financial statements
2	2024 Semi-Annual Report

Firsthand Alternative Energy Fund

Portfolio of Investments, June 30, 2024 (unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS — 94.8% ($9,286,381)
Advanced Materials — 4.2% ($271,299)
Corning, Inc.	11,460	$445,221
Automotive — 7.4% ($1,039,643)
Tesla, Inc.*	4,000	791,520
Biotech — 0.4% ($98,129)
Curaleaf Holdings, Inc.*	10,000	38,500
Defense & Aerospace — 4.7% ($670,875)
Kratos Defense & Security Solutions, Inc.*	25,000	500,250
Electrical Equipment — 3.6% ($143,152)
ABB, Ltd. - SP ADR	7,000	389,970
Energy Efficiency — 5.4% ($228,394)
Honeywell International, Inc.	580	123,853
Itron, Inc.*	4,565	451,752
Engineering Service — 9.5% ($103,603)
Quanta Services, Inc.	4,000	1,016,360
Industrials — 0.7% ($18,462)
Accelleron Industries AG - ADR	350	13,636
Carrier Global Corp.	1,000	63,080
Materials — 7.8% ($251,930)
Aspen Aerogels, Inc.*	35,000	834,750
Other Electronics — 7.3% ($828,513)
Enovix Corp.*	30,000	463,800
Intevac, Inc.*	5,800	22,388
Koninklijke Philips N.V.*	11,761	296,377
Renewable Energy — 22.4% ($1,819,516)
Enphase Energy, Inc.*	3,000	299,130
First Solar, Inc.*	4,000	901,840
Iberdrola S.A.	27,106	351,689
Orion Energy Systems, Inc.*	14,000	15,540
Sharp Corp.*	1,100	6,359
SolarEdge Technologies, Inc.*	3,000	75,780
SunPower Corp., Class B*	29,931	88,596
Sunrun, Inc.*	11,600	137,576
ULVAC, Inc.	2,700	176,375
Vestas Wind Systems A.S.*	15,000	343,650
Semiconductor Equipment — 6.6% ($884,212)
Axcelis Technologies, Inc.*	5,000	710,950

see accompanying notes to financial statements
www.firsthandfunds.com	3

Firsthand Alternative Energy Fund

Portfolio of Investments, June 30, 2024 (unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
Semiconductors — 11.4% ($1,422,227)
ON Semiconductor Corp.*	10,000	$685,500
Power Integrations, Inc.	1,598	112,164
STMicroelectronics N.V.	5,000	196,400
Wolfspeed, Inc.*	10,000	227,600
Services — 2.2% ($1,237,343)
ChargePoint Holdings, Inc.*	60,000	90,600
EVgo, Inc.*	60,000	147,000
Solar — 0.8% ($234,948)
Sunnova Energy International, Inc.*	15,000	83,700
Waste & Environment Service — 0.4% ($34,135)
Arq, Inc.*	6,800	41,276

WARRANTS — 0.0%** ($13,950)
Transportation — 0.0%** ($13,950)
Swvl Holdings Corp. *	13,333	188

INVESTMENT COMPANY — 5.3% ($571,149)
Fidelity Investments Money Market Fund - Treasury Portfolio(1)	571,149	571,149
Total Investments
(Cost $9,871,480) — 100.1%		10,714,519
Liabilities in excess of other assets — (0.1)%**		(13,053)
NET ASSETS - 100.0%		$10,701,466

*	Non-income producing security.
**	Less than 0.05%.
(1)	The Fidelity Investments Money Market Fund invests primarily in U.S. Treasury Securities.

ADR	American Depositary Receipt
SP ADR	Sponsored American Depositary Receipt

see accompanying notes to financial statements
4	2024 Semi- Annual Report

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2024 (unaudited)

	FIRSTHAND TECHNOLOGY OPPORTUNITIES FUND	FIRSTHAND ALTERNATIVE ENERGY FUND
ASSETS
Investment securities:
Unaffiliated investments at acquisition cost	$48,414,465	$9,871,480
Affiliated investments at acquisition cost	16,087,243	—
Total acquisition cost	$64,501,708	$9,871,480
Unaffiliated investments at market value	44,769,975	10,714,519
Affiliated investments at market value	30,821	—
Total market value (Note 2)	44,800,796	10,714,519
Receivable from dividends, interest, and reclaims	4,746	5,052
Receivable for capital shares sold	5,740	29
TOTAL ASSETS	44,811,282	10,719,600

LIABILITIES
Payable to affiliates (Note 4)	68,792	18,134
Payable for capital shares redeemed	64,768	—
Distributions payable	66	—
TOTAL LIABILITIES	133,626	18,134
NET ASSETS	$44,677,656	$10,701,466

Net Assets consist of:
Paid-in Capital	$87,782,900	$9,708,988
Total distributable earnings (loss)	(43,105,244)	992,478
NET ASSETS	$44,677,656	$10,701,466

Shares Outstanding	12,574,384	1,046,781
Net asset value, redemption price and offering price per share (Note 2)	$3.55	$10.22

see accompanying notes to financial statements
www.firsthandfunds.com	5

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2024 (unaudited)

	FIRSTHAND TECHNOLOGY OPPORTUNITIES FUND	FIRSTHAND ALTERNATIVE ENERGY FUND
INVESTMENT INCOME
Unaffiliated dividends	$22,226	$37,357
Affiliated/controlled interest	(229,651)	—
Foreign tax withholding	—	(1,384)
TOTAL INVESTMENT INCOME (LOSS)	(207,425)	35,973

EXPENSES
Investment advisory fees (Note 4)	387,028	80,475
Administration fees (Note 4)	124,402	23,669
Trustee fees	5,000	5,000
GROSS EXPENSES	516,430	109,144
Trustee fees reimbursement	(5,000)	(5,000)
TOTAL NET EXPENSES	511,430	104,144

NET INVESTMENT LOSS	(718,855)	(68,171)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gains (losses) from security transactions on:
Unaffiliated investments and foreign currency	(1,414,572)	309,076
Net realized Gain (Loss)	(1,414,572)	309,076
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments and foreign currency	(10,339,632)	(489,975)
Affiliated investments	(5,806,000)	—
Net change in unrealized depreciation	(16,145,632)	(489,975)

Net Realized and Unrealized Gain (Loss) on Investments	(17,560,204)	(180,899)

Net Decrease In Net Assets Resulting From Operations	$(18,279,059)	$(249,070)

see accompanying notes to financial statements
6	2024 Semi-Annual Report

STATEMENTS OF CHANGES IN NET ASSETS

For the Six Months Ended June 30, 2024 (unaudited)

	FIRSTHAND TECHNOLOGY OPPORTUNITIES FUND
	SIX MONTHS ENDED 6/30/2024 (UNAUDITED)	YEAR ENDED 12/31/2023

FROM OPERATIONS:
Net investment loss	$(718,855)	$(1,133,186)
Net realized loss from security transactions and foreign currency	(1,414,572)	(15,977,802)
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(16,145,632)	24,700,748
Net increase (decrease) in net assets from operations	(18,279,059)	7,589,760

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions	—	(1,384,085)
Total Distributions	—	(1,384,085)

FROM CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,281,390	6,517,307
Dividends reinvested	—	1,331,089
Payment for shares redeemed	(11,875,491)	(26,076,899)
Net decrease in net assets from capital share transactions	(9,594,101)	(18,228,503)
TOTAL DECREASE IN NET ASSETS	(27,873,160)	(12,022,828)

NET ASSETS:
Beginning of period	72,550,816	84,573,644
End of period	$44,677,656	$72,550,816

COMMON STOCK ACTIVITY:
Shares sold	567,200	1,377,542
Shares reinvested	—	275,588
Shares redeemed	(2,913,878)	(5,653,604)
Net decrease in shares outstanding	(2,346,678)	(4,000,474)
Shares outstanding, beginning of period	14,921,062	18,921,536
Shares outstanding, end of period	12,574,384	14,921,062

see accompanying notes to financial statements
www.firsthandfunds.com	7

STATEMENTS OF CHANGES IN NET ASSETS

	FIRSTHAND ALTERNATIVE ENERGY FUND
	SIX MONTHS ENDED 6/30/2024 (UNAUDITED)	YEAR ENDED 12/31/2023

FROM OPERATIONS:
Net investment loss	$(68,171)	$(124,242)
Net realized gain from security transactions, foreign currency and written options	309,076	232,795
Net change in unrealized depreciation on investments and foreign currency	(489,975)	(599,017)
Net decrease in net assets from operations	(249,070)	(490,464)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions	—	(406,773)
Total Distributions	—	(406,773)

FROM CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	725,624	7,497,818
Dividends reinvested	—	397,828
Payment for shares redeemed	(2,068,506)	(7,387,723)
Net increase (decrease) in net assets from capital share transactions	(1,342,882)	507,923
TOTAL DECREASE IN NET ASSETS	(1,591,952)	(389,314)

NET ASSETS:
Beginning of period	12,293,418	12,682,732
End of period	$10,701,466	$12,293,418

COMMON STOCK ACTIVITY:
Shares sold	74,019	631,124
Shares reinvested	—	38,549
Shares redeemed	(214,187)	(639,119)
Net increase (decrease) in shares outstanding	(140,168)	30,554
Shares outstanding, beginning of period	1,186,949	1,156,395
Shares outstanding, end of period	1,046,781	1,186,949

see accompanying notes to financial statements
8	2024 Semi-Annual Report

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for a share outstanding throughout each year/period

FIRSTHAND TECHNOLOGY OPPORTUNITIES FUND

	SIX MONTHS ENDED 6/30/2024*	YEAR ENDED 12/31/23		YEAR ENDED 12/31/22	YEAR ENDED 12/31/21	YEAR ENDED 12/31/20		YEAR ENDED 12/31/19
Net asset value at beginning of year/period	$4.86	$4.47		$16.83	$21.60	$12.66		$10.41
Income from investment operations:
Net investment loss	(0.06)	(0.08)		(0.14)	(0.41)	(0.27)		(0.19)
Net realized and unrealized gains (losses) on investments	(1.25)	0.56		(9.77)	(3.20)	12.51		3.14
Total from investment operations	(1.31)	0.48		(9.91)	(3.61)	12.24		2.95
Distributions from:
Realized capital gains	—	(0.09)		(2.45)	(1.16)	(3.30)		(0.70)
Net asset value at end of year/period	$3.55	$4.86		$4.47	$16.83	$21.60		$12.66

Total return	(26.96%)(A)	10.81%		(59.91% )	(16.69% )	96.52%		28.51%
Net assets at end of year/period (millions)	$44.7	$72.6		$84.6	$279.0	$368.7		$255.0
Ratio of gross expenses to average net assets before waiver	1.87%(B)	1.86%		1.86%	1.83%	1.84%		1.84%
Ratio of net expenses to average net assets after waiver	1.85%(B)		1.85%	1.85%	1.83%		1.84%		1.83%
Ratio of net investment loss to average net assets	(2.60%)(B)	(1.44%	)	(1.83% )	(1.83% )	(1.81%	)	(1.28%	)

Portfolio turnover rate	4%(A)	8%		10%	16%	65%		43%

* Unaudited
(A) Not Annualized
(B) Annualized

see accompanying notes to financial statements
www.firsthandfunds.com	9

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for a share outstanding throughout each year/period

FIRSTHAND ALTERNATIVE ENERGY FUND

	SIX MONTHS ENDED 6/30/2024*	YEAR ENDED 12/31/23	YEAR ENDED 12/31/22	YEAR ENDED 12/31/21	YEAR ENDED 12/31/20		YEAR ENDED 12/31/19
Net asset value at beginning of year/period	$10.36	$10.97	$13.42	$14.14	$7.69		$5.47
Income from investment operations:
Net investment loss	(0.07)	(0.10)	(0.18)	(0.29)	(0.08)		(0.05)
Net realized and unrealized gains (losses) on investments	(0.07)	(0.15)	(2.27)	(0.43)	6.53		2.27
Total from investment operations	(0.14)	(0.25)	(2.45)	(0.72)	6.45		2.22
Distributions from:
Realized capital gains	—	(0.36)	—	—	—		—
Net asset value at end of year/period	$10.22	$10.36	$10.97	$13.42	$14.14		$7.69

Total return	(1.35%)(A)	(2.31% )	(18.26% )	(5.09% )	83.88%		40.59%
Net assets at end of year/period (millions)	$10.7	$12.3	$12.7	$16.2	$18.7		$6.2
Ratio of gross expenses to average net assets before waiver	2.08%(B)	2.05%	2.05%	2.03%	2.09%		2.15%
Ratio of net expenses to average net assets after waiver	1.98%(B)	1.98%	1.98%	1.98%	1.98%		1.98%
Ratio of net investment loss to average net assets	(1.30%)(B)	(0.94% )	(1.45% )	(1.75% )	(1.41%	)	(0.72%	)

Portfolio turnover rate	0%(A)	22%	26%	23%	14%		0%

* Unaudited
(A) Not Annualized
(B) Annualized

see accompanying notes to financial statements
10	2024 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS
June 30, 2024 (unaudited)

1. ORGANIZATION

Each of Firsthand Technology Opportunities Fund and Firsthand Alternative Energy Fund (individually the “Fund”, and collectively the “Funds”) is a non-diversified series of Firsthand Funds (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust, a Delaware statutory trust, was organized on November 8, 1993. Each Fund currently offers one class of shares—Investor Class shares. The inception dates for the Funds (the date on which a net asset value was first determined for that Fund) follow:

FUND	INCEPTION DATE
Firsthand Technology Opportunities Fund	September 30, 1999
Firsthand Alternative Energy Fund	October 29, 2007

Each Fund’s investment objective is long-term growth of capital.

Firsthand Technology Opportunities Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in equity securities of high-technology companies in the industries and markets that Firsthand Capital Management, Inc. (the “Investment Adviser”) believes hold the most growth potential within the technology sector.

Firsthand Alternative Energy Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in alternative energy and energy technology companies, both U.S. and international.

The Funds are an investment company and follow accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Funds’ significant accounting policies:

Securities Valuation — A Fund’s portfolio of securities is valued as follows:

SECURITIES VALUATION — A Fund’s portfolio of securities is valued as follows:

1.

Securities traded on stock exchanges, or quoted by NASDAQ, are valued according to the NASDAQ official closing price, if applicable, or at their last reported sale price as of the close of trading on the New York Stock Exchange (“NYSE”) (normally 4:00 P.M. Eastern Time). If a security is not traded that day, the security will be valued at its most recent bid price.

2.

Securities traded in the over-the-counter market, but not quoted by NASDAQ, are valued at the last sale price (or, if the last sale price is not readily available, at the most recent closing bid price as quoted by brokers that make markets in the securities) at the close of trading on the NYSE.

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June 30, 2024 (unaudited)

3.	Securities traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market.

4.	If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Funds might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Funds' valuation designee (the "Valuation Designee") to make all fair value determinations with respect to the Funds' portfolio investments, subject to the Board's oversight. As the Valuation Designee, the Advisor has adopted policies and procedures to be followed when the Funds must utilize fair value pricing.

In pricing illiquid, privately placed securities, the advisor follows well-accepted valuation techniques. Initial valuations are generally determined by the initial purchase price for each security. Subsequent to initial purchase, securities are repriced from time to time to reflect changes to the companies’ valuations caused by various events. Such events include, among others, a new round of financing establishing a new valuation for the company; material changes to a company’s business or business prospects, either due to company-specific internal issues (gaining or losing a major customer, missing a significant milestone, etc.) or macroeconomic events affecting the industry or the world. In analyzing a company’s valuation, factors that are also considered include a company’s cash flow, revenues, profitability, financial forecasts, and probability of success in those measures. Other potential factors include the value of comparable public and private companies and general market conditions.

FAIR VALUE MEASUREMENT —

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, each Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The  hierarchy  gives  the  highest  priority  to  valuations  based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements).

The guidance establishes three levels of the fair value hierarchy as follows:

LEVEL 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

LEVEL 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risks, yield curves, default rates, and similar data.

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NOTES TO FINANCIAL STATEMENTS – continued

June 30, 2024 (unaudited)

LEVEL 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the following Funds’ net assets as of June 30, 2024:

FUND*	LEVEL 1 QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT OBSERVABLE INPUTS
TEFQX
Common Stocks
Consumer Electronics	$4,494,750	$—	$—
Defense & Aerospace	3,601,801	—	—
Education	893,200	—	—
Electronics Manufacturing Services	—	120	—
Internet	3,954,700	—	—
Materials	1,669,500	—	—
Renewable Energy	2,246,800	—	—
Semiconductor Equipment	—	—	—
Semiconductors	3,869,200	—	0
Software	21,440,220	—	—
Total Common Stocks	42,170,171	120	0
Corporate Notes
Semiconductor Equipment	—	—	30,821
Investment Company	2,599,684	—	—
Total	$44,769,855	$120	$30,821

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NOTES TO FINANCIAL STATEMENTS – continued
June 30. 2024 (unaudited)

FUND*	LEVEL 1 QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT OBSERVABLE INPUTS
ALTEX
Common Stocks
Advanced Materials	$445,221	$—	$—
Automotive	791,520	—	—
Biotech	38,500	—	—
Defense & Aerospace	500,250	—	—
Electrical Equipment	389,970	—	—
Energy Efficiency	575,605	—	—
Engineering Service	1,016,360	—	—
Industrials	76,716	—	—
Materials	834,750		—
Other Electronics	782,565	—	—
Renewable Energy	2,396,535	—	—
Semiconductor Equipment	710,950	—	—
Semiconductors	1,221,664	—	—
Services	237,600	—	—
Solar	83,700	—	—
Waste & Environment Service	41,276	—	—
Total Common Stocks	10,143,182	—	—
Warrants
Transportation	188	—	—
Investment Company	571,149	—	—
Total	$10,714,519	$—	$—

*	TEFQX: Firsthand Technology Opportunities Fund; ALTEX: Firsthand Alternative Energy Fund.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

14

NOTES TO FINANCIAL STATEMENTS – continued
June 30, 2024 (unaudited)

INVESTMENTS AT FAIR VALUE USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	BALANCE AS OF 12/31/23	NET PURCHASES	NET SALES	NET REALIZED GAINS/ (LOSSES)	NET UNREALIZED APPRECIATION (DEPRECIATION)	TRANSFERS IN (OUT) OF LEVEL 3	BALANCE AS OF 6/30/2024
Common Stocks
Semiconductor Equipment	$0	$—	$—	$—	$(2,754,677)	$2,754,677	$0
Corporate Notes
Semiconductor Equipment	$3,082,144	$—	$—	$—	$(3,051,323)	$—	$30,821
Total	$3,082,144	$—	$—	$—	$(5,806,000)	$2,754,677	$30,821

As of the six months ended June 30, 2024, these investments were valued in accordance with procedures approved by the Board of Trustees. These investments did not have a material impact on the Fund’s net assets and, therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

SHARE VALUATION — The net asset value (“NAV”) per share of each Fund is calculated by dividing the net assets of the Fund (i.e., the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses)) by  the  total  number  of  shares  outstanding  of  the  Fund,  rounded  to  the  nearest  cent.  A Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share of each Fund is equal to a Fund’s NAV per share.

INVESTMENT INCOME — Dividend income is recorded in the ex-dividend date. Interest income is accrued as earned. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

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NOTES TO FINANCIAL STATEMENTS – continued
June 30, 2024 (unaudited)

CASH AND CASH EQUIVALENTS — The Funds consider liquid assets deposited with a bank, money market funds, and certain short-term debt instruments with maturities of 3 months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

FOREIGN SECURITIES — Each Fund may invest in companies that trade on U.S. exchanges as American Depositary Receipts (“ADRs”), on foreign exchanges, or on foreign over-the- counter markets. Investing in the securities of foreign companies exposes your investment in a Fund to risk. Foreign stock markets tend to be more volatile than the U.S. market due to economic and/or political instability and the regulatory conditions in some countries. In addition, some of the securities in which the Fund may invest may be denominated in foreign currencies, the value of which may decline against the U.S. dollar. An investment in foreign securities may be subject to high levels of foreign taxation, including foreign taxes withheld at the source. Neither Fund isolates the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.

OPTIONS — The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may enter into options written to hedge against changes in the value of equities. The Funds may purchase put and call options to attempt to provide protection against adverse price effects from anticipated changes in prevailing prices of securities or stock indices. The Funds may also write put and call options. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund did not invest in options for the six months ended June 30, 2024.

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NOTES TO FINANCIAL STATEMENTS – continued

June 30, 2024 (unaudited)

DISTRIBUTIONS TO SHAREHOLDERS — Each Fund expects to distribute its net investment income and net realized gains, if any, annually. Distributions from net investment income and capital gains are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

SHORT POSITIONS — Firsthand Alternative Energy Fund may sell securities short for economic hedging purposes. Short sales are transactions in which the Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To initiate such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date, completing the transaction. The Fund is liable for any dividends payable on securities while those securities are in a short position.

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NOTES TO FINANCIAL STATEMENTS – continued
June 30,  2024 (unaudited)

The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates.

All short sales must be fully collateralized. The Fund maintains the collateral in a segregated account consisting of cash, cash equivalents and/or liquid securities sufficient to collateralize the market value of its short positions. Typically, the segregated cash with brokers and other financial institutions exceeds the minimum required. Deposits with brokers for securities sold short are invested in money market instruments. The Fund did not invest in short sales for the six months ended June 30, 2024.

SECURITY TRANSACTIONS — Security transactions are accounted for no later than one business day following the trade date, however, for financial reporting purposes, security transactions are accounted for on trade date. Realized gains and losses are calculated on a specific identification basis.

ESTIMATES — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAX — Each Fund has elected, and intends to qualify annually, for the special tax treatment afforded regulated investment companies under the Internal Revenue Code of 1986, as amended (the “Code”). As provided in the Code, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made. To avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the 12 months ended October 31) plus undistributed amounts, if any, from prior years.

18	2024 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS – continued
June 30,  2024 (unaudited)

The tax character of distributions paid for the year ended December 31, 2023 and 2022 was as follows:

	FIRSTHAND TECHNOLOGY OPPORTUNITIES FUND
	2023	2022
From long-term capital gains	$1,384,085	$32,280,491

	FIRSTHAND ALTERNATIVE ENERGY FUND
	2023	2022
From ordinary income	$18,080	$—
From long-term capital gains	$388,693	$—

The following information is based upon the federal income tax cost of portfolio investments as of June 30, 2024.

	FIRSTHAND TECHNOLOGY OPPORTUNITIES FUND	FIRSTHAND ALTERNATIVE ENERGY FUND
Gross unrealized appreciation	$13,112,600	$3,943,598
Gross unrealized depreciation	(32,813,512)	(3,100,559)
Net unrealized appreciation (depreciation)	$(19,700,912)	$843,039
Federal income tax cost	$64,501,708	$9,871,480

As of December 31, 2023, the Funds did not have capital loss carryforwards for federal income tax purposes.

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NOTES TO FINANCIAL STATEMENTS – continued
June 30, 2024 (unaudited)

Components of Distributable Earnings (as of December 31, 2023)

	FIRSTHAND TECHNOLOGY OPPORTUNITIES FUND	FIRSTHAND ALTERNATIVE ENERGY FUND
Net unrealized appreciation (depreciation)*	$(4,139,067)	$1,241,548
Undistributed ordinary income	—	—
Undistributed long term capital gains	—	—
Qualified late year losses deferred**	(20,687,118)	—
Other temporary differences	—	—
Accumulated capital loss carryforward	—	—
Total distributable earnings/accumulated loss	$(24,826,185)	$1,241,548

*	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.
**	Under current tax law, capital and currency losses realized after October 31 and prior to the Fund’s fiscal year end may defer as occurring on the first day of the following fiscal year.

The Funds are subject to tax provisions that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ending 2023, 2022, 2021 and 2020 remain open to federal and state audit. As of June 30, 2024, management has evaluated the application of these provisions to the Funds, and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax provisions.

3. INVESTMENT TRANSACTIONS (EXCLUDING SHORT-TERM INVESTMENTS) WERE AS FOLLOWS FOR THE SIX MONTHS ENDED JUNE 30, 2024

	FIRSTHAND TECHNOLOGY OPPORTUNITIES FUND	FIRSTHAND ALTERNATIVE ENERGY FUND
Purchase of investment securities	$1,976,207	$—
Proceeds from sales and maturities of investment securities	$11,637,183	$893,984

4. INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS; CERTAIN TRUSTEES AND OFFICERS OF THE TRUST ARE ALSO OFFICERS OF THE INVESTMENT ADVISER AND BNY MELLON

Certain trustees and officers of the Trust are also officers of the Investment Adviser or BNY Mellon. BNY Mellon serves as the sub-administrator, investment accounting agent, and shareholder servicing and transfer agent.

20	2024 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS – continued
June 30, 2024 (unaudited)

INVESTMENT ADVISORY AGREEMENT

Each Fund’s investments are managed by the Investment Adviser pursuant to the terms of a master investment advisory agreement (the “Advisory Agreement”). Under the Advisory Agreement, the Investment Adviser provides each Fund with investment research, advice, management, and supervision and manages the investment and reinvestment of assets of each Fund consistent with each Fund’s investment objectives, policies, and limitations. Subject to certain exceptions set forth in the Advisory Agreement, the Investment Adviser is responsible for (i) compensation of any of the Fund’s trustees, officers, and employees who are interested persons of the Investment Adviser; and (ii) compensation of the Investment Adviser’s personnel and other expenses incurred in connection with the provision of portfolio management services under the Advisory Agreement.

Firsthand Capital Management, Inc., is the Investment Adviser to the Funds. For the services it provides under the Advisory Agreement, the Investment Adviser receives from each Fund, on a monthly basis, an advisory fee at the annual rate of 1.40% for TEFQX and 1.53% for ALTEX of its average daily net assets, respectively. The Advisory Agreement requires the Investment Adviser (and the Investment Adviser has contractually agreed, through April 30, 2025) to waive fees and, if necessary, to reimburse expenses of each Fund to the extent necessary to limit a Fund’s total operating expenses (excluding extraordinary expenses as well as Rule 12b-1 and shareholder servicing fees, as well as brokerage commissions and acquired fund fees and expenses, if any) to 1.85%, for TEFQX and 1.98% for ALTEX of its average net assets up to $200 million, 1.80% for TEFQX and 1.93% for ALTEX of such assets from $200 million to $500 million, 1.75% for TEFQX and 1.88% for ALTEX of such assets from $500 million to $1 billion, and 1.70% for TEFQX and 1.83% for ALTEX of such assets in excess of $1 billion.

ADMINISTRATION AGREEMENT

The Trust has entered into a separate Administration Agreement with the Investment Adviser. The agreement obligates the Investment Adviser to provide administrative and general supervisory services to each Fund (the “Administration Agreement”). Under the Administration Agreement, the Investment Adviser renders supervisory and corporate administrative services to the Trust, as well as oversees the maintenance of all books and records with respect to each Fund’s securities transactions and each Fund’s book of accounts in accordance with all applicable federal and state laws and regulations. The Investment Adviser also arranges for the preservation of journals, ledgers, corporate documents, brokerage account records, and other records as required by the 1940 Act.

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NOTES TO FINANCIAL STATEMENTS – continued

June 30, 2024 (unaudited)

The Investment Adviser is responsible for the equipment, staff, office space, and facilities necessary to perform its obligations under the Administration Agreement. Under the Administration Agreement, the Investment Adviser has assumed responsibility for payment of all of each Fund’s operating expenses excluding brokerage and commission expenses; short sale expenses; fees payable under “Rule 12b-1 plans”, if any, and shareholder servicing plans, if any; litigation costs; and any extraordinary and non-recurring expenses. For the services it provides under the Administration Agreement, the Investment Adviser receives a fee from each Fund at the annual rate of 0.45% of its average daily net assets up to $200 million, 0.40% of such assets from $200 million to $500 million, 0.35% of such assets from $500 million to $1 billion, and 0.30% of such assets in excess of $1 billion.

The Bank of New York Mellon (“BNY Mellon”) has a Sub-Administration Agreement with the Investment Adviser. Under this agreement, the Investment Adviser (not the Funds) pays to BNY Mellon the fees for the administrative services provided by BNY Mellon.

Additionally, BNY Mellon serves as the investment accounting agent, shareholder servicing agent and custodian and BNY Mellon Investment Servicing (US), Inc., serves as the transfer agent for the Trust.

5. INVESTMENTS IN RESTRICTED SECURITIES

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. A Fund may invest in restricted securities that are consistent with a Fund’s investment objective and investment strategies. A Fund will not invest in a restricted security if, immediately after and as a result of the investment in such security, more than 15% of the Fund’s net assets would be invested in illiquid securities. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

22	2024 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS – continued

June 30, 2024 (unaudited)

As of June 30, 2024, Firsthand Technology Opportunities Fund invested in the following restricted securities:

SECURITY	ACQUISTITION DATE	SHARES/PAR VALUE ($)	COST	VALUE	% OF NET ASSETS
Revasum, Inc.	April 12, 2023	1,782,144	$1,782,144	$17,821	0.1%
Revasum, Inc.	May 31, 2023	750,000	750,000	7,500	0.0%	**
Revasum, Inc.	September 8, 2023	300,000	300,000	3,000	0.0%	**
Revasum, Inc.	May 17, 2023	250,000	250,000	2,500	0.0%	**
Tempo Automation Holdings, Inc.	August 16, 2023	320,000	91,168	120	0.0%	**
Total			$3,173,312	$30,941	0.1%

**	Less than 0.05%.

As of June 30, 2024, the Firsthand Alternative Energy Fund did not invest in any restricted securities.

Each Fund, consistent with SEC guidelines, has an investment restriction providing that it cannot purchase additional restricted securities once such securities comprise 15% of a Fund’s net assets. The SEC considers a security to be illiquid if it cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the security. The restriction stems from the concern that, for an open- end mutual fund with daily redemption obligations, a high level of illiquid securities would increase the risk that a Fund may not be able to meet its daily redemption needs, because illiquid securities often take a longer period of time to sell, and may not necessarily be sold at that Fund’s then carrying value.

6. INVESTMENTS IN AFFILIATES AND CONTROLLED INVESTMENTS

Under the 1940 Act, each Fund is required to identify investments where it owns greater than 5% (but less than 25%) of the portfolio company’s outstanding voting shares as an affiliate of the Fund. Also, under the 1940 Act, the Fund is required to identify investments where it owns greater than 25% of the portfolio company’s outstanding voting shares as a controlled investment of the Fund. The Firsthand Alternative Energy Fund did not have investments in affiliates or controlled investments for the period from January 1, 2024, through June 30, 2024. A summary of the Firsthand Technology Opportunities Fund’s investments in affiliates and controlled investments for the period from January 1, 2024, through June 30, 2024, is noted below:

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NOTES TO FINANCIAL STATEMENTS – continued

June 30, 2024 (unaudited)

AFFILIATE/CONTROLLED INVESTMENTS	VALUE AT 12/31/23	PURCHASE/ MERGER	INTEREST	SALES/ MATURITY/ EXPIRATION	REALIZED GAIN (LOSS)	CHANGE IN APPRECIATION/ DEPRECIATION	VALUE 6/30/24	SHARES HELD AT 6/30/24
Revasum, Inc. Common Stock	$2,754,677	$—	$—	$—	$—	$(2,754,677)	$—	28,367,549
Revasum, Inc. Corporate Note	1,782,144	—	(147,587)	—	—	(1,764,323)	17,821	1,782,144
Revasum, Inc. Corporate Note	750,000	—	(51,611)	—	—	(742,500)	7,500	750,000
Revasum, Inc. Corporate Note	300,000	—	(12,174)	—	—	(297,000)	3,000	300,000
Revasum, Inc. Corporate Note	250,000	—	(18,279)	—	—	(247,500)	2,500	250,000
Total Affiliates	$5,836,821	$—	$(299,651)	$—	$—	$(5,806,000)	$30,821

As of June 30, 2024, Kevin Landis, President and Trustee of the Trust, represents the Funds and sits on the following affiliated company's board: Revasum, Inc. Serving on the board of directors of the portfolio company may cause a conflict of interest. The Investment Adviser has adopted various procedures to ensure that the Funds will not be unfavorably affected by these potential conflicts.

7. RISKS

Because the return on and value of an investment in each Fund will fluctuate in response to stock market movements, the most significant risk of investing in a Fund is that you may lose money. Stocks and other equity securities are subject to market risks and fluctuations in value due to earnings, as well as economic, political, or regulatory events, and other factors beyond the Investment Adviser’s control. The Funds are designed for long-term investors who can accept the risks of investing in a fund with significant common stock holdings in high-technology industries.

Each Fund is non-diversified. A risk of being non-diversified is that a significant change in the value of one company will have a greater impact on a Fund than it would if the Fund diversified its investments. Another risk for each Fund is its concentration of investments in companies within high-technology industries. The value of high-technology companies can, and often does, fluctuate dramatically and may expose you to greater-than-average financial and market risk.

In addition, certain local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a security or instrument. Since 2020, the novel strain of coronavirus (COVID-19) has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Following Russia’s large-scale invasion of Ukraine, the President of the United States signed an Executive Order in February 2023 prohibiting U.S. persons from entering transactions with the Central Bank of Russia and Executive Orders in March 2023 prohibiting U.S. persons from importing oil and gas from Russia as well as other popular Russian exports. The duration of the coronavirus outbreak and the Russian-Ukraine conflict could adversely affect the Funds’ performance. The ultimate impact of COVID-19 and Russia-Ukraine conflict on the financial performance of the Funds’ investments is not reasonably estimable at this time.

24	2024 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS – continued
June 30, 2024 (unaudited)

8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and, except as noted below, has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

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ADDITIONAL INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

The Funds have adopted proxy voting procedures pursuant to which the Funds delegate the responsibility for voting proxies relating to portfolio securities held by the Funds to the Investment Adviser as part of the Investment Adviser’s general management of the Funds, subject to the Board of Trustees’ continuing oversight. A copy of the Funds’ proxy voting policy and procedures is available without charge, upon request, by calling 1.888.884.2675. Information regarding how the Investment Adviser voted these proxies during the most recent one-year period ended June 30 is available by calling the same number and on the website of the U.S. Securities and Exchange Commission at http://www.sec.gov on Form N-PX. The Funds’ voting record is also available on the Funds’ website at www.firsthandfunds.com/proxy.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Forms N-PORT will be available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

TRUSTEES AND OFFICERS

The Funds’ statement of additional information contains additional information about the Funds’ trustees and officers and is available, without charge, upon request, by calling 1.888.884.2675.

26	2024 Semi-Annual Report

NOTES

FIRSTHAND FUNDS	AUDITOR
P.O. Box 534444	Tait Weller & Baker LLP
Pittsburgh, PA 15253-4444	50 South 16th St., Suite 2900
www.firsthandfunds.com	Philadelphia, PA 19102

INVESTMENT ADVISER	TRANSFER AGENT
Firsthand Capital Management, Inc.	BNY Mellon Investment Servicing (US) Inc.
150 Almaden Blvd., Suite 1250	Attention 534444
San Jose, CA 95113	500 Ross Street, 154-0520
www.firsthandcapital.com	Pittsburgh, PA 15262 1.888.884.2675

DISTRIBUTOR
ALPS Distributors, Inc. 1290
1290 Broadway
Suite 1000
Denver, CO 80203

This report is provided for the general information of the shareholders of Firsthand Funds. This report is not intended for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus. For more complete information about Firsthand Funds, please call toll free 1.888.884.2675 or visit www.firsthandfunds.com for an additional prospectus, which contains more information, including risks, fees, and expenses. Read the prospectus carefully before investing or sending money.

Firsthand Funds are distributed by ALPS Distributors, Inc.

The interlocking “F” design is a registered trademark of Firsthand Capital Management, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Unless the following information is disclosed as part of the financial statements included in Item 7, an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the aggregate remuneration paid by the company during the period covered by the report to:

(1) All directors and all members of any advisory board for regular compensation;

(2) Each director and each member of an advisory board for special compensation;

(3) All officers; and

(4) Each person of whom any officer or director of the Fund is an affiliated person.

-OR-

Not applicable.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract

FIRSTHAND FUNDS

INVESTMENT ADVISORY AGREEMENT APPROVAL DISCLOSURE (UNAUDITED)

At a meeting held on August 13, 2021, the Board of Trustees (the “Board”) of the Funds approved the continuation of the Funds’ Master Investment Advisory Agreement (the “Agreement”) with Firsthand Capital Management, Inc. (the “Adviser”) for an additional one-year period through August 31, 2022.

During the course of each year and in connection with their consideration of the continuation of the Agreement, the Board received various materials from the Adviser, including (i) information on the advisory personnel of the Adviser; (ii) information on the internal compliance procedures of the Adviser; (iii) comparative information showing how each Fund’s fees and expenses compare to other registered investment companies that follow investment strategies similar to those of the Fund; (iv) information regarding brokerage and portfolio transactions; (vi) comparative information showing how each Fund’s performance compares to other registered investment companies that follow investment strategies similar to those of the Fund; and (vii) information on any material legal proceedings or regulatory audits or investigations affecting the Fund or the Adviser.

After receiving and reviewing these materials, the Board, at a meeting called for such purpose (the “Meeting”), discussed the terms of the Agreement. The Meeting was held by video pursuant to an order issued on June 19, 2020 by the Securities and Exchange Commission, providing that registered investment companies are temporarily exempt from certain in-person board approval requirements, including with respect to the renewal of investment advisory agreements, due to conflicts related to the coronavirus.  Representatives from the Adviser attended the Meeting and presented additional oral and written information to the Board to assist in its considerations. The Trustees who are not parties to the Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any such party (the “Independent Trustees”) also met in executive session to further discuss the terms of the Agreement and the information provided by the Adviser.

Discussed below are certain of the factors considered by the Board in continuing the Agreement. This discussion is not intended to be all-inclusive. The Board, including the Independent Trustees, reviewed a variety of factors and considered a significant amount of information, including information received on an ongoing basis at Board and committee meetings and in various discussions with senior management of the Adviser relating specifically to the Adviser and the Agreement. The approval determination was made on the basis of each Trustee’s business judgment after consideration of all the information taken as a whole. Individual Trustees may have given different weight to certain factors and assigned various degrees of materiality to information received in connection with the contract review process.

Taking all of the information and deliberations into account, the Independent Trustees reviewed various factors presented to them, the detailed information provided by the Adviser at the Meeting and at other times throughout the year, and other relevant information and the following factors, none of which was dispositive in their decision whether to approve the Agreement:

Nature, Extent and Quality of Services

The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by the Adviser. The most recent Form ADV for the Adviser was provided to the Board, as were written and oral responses of the Adviser to an information request submitted by independent legal counsel on behalf of the Independent Trustees. The Board reviewed these responses, which included, among other things, information about the background and experience of the investment personnel of the Adviser primarily responsible for day-to-day portfolio management of the Funds. The Board also considered the Adviser’s separate Administration Agreement with the Funds and the Adviser’s overall ability to manage and administer the Funds as well as to oversee the service providers to the Funds.

The Board evaluated the ability of the Adviser, considering its financial condition, resources, reputation and other attributes, to attract and retain highly qualified investment professionals, including research, advisory, supervisory and administrative personnel. In this regard, the Board considered information regarding the structure of the Adviser’s compensation program for its personnel involved in the management of the Funds, including incentive and retirement plans.

The Board considered the effectiveness of policies of the Funds in achieving the best execution of portfolio transactions, whether and to what extent “soft dollar” benefits are used, the extent to which efforts are made to recapture transaction costs and the controls applicable to brokerage allocation procedures. The Board reviewed the policies of the Adviser regarding the allocation of portfolio investment opportunities among the Funds and other clients. The Board noted that the Adviser does not use “traditional soft-dollar” arrangements, where soft-dollar credits are generated based on the level of trades and then used for products or services from third parties. The Board also noted that the Adviser, from time to time, entered into arrangements where it received research (including invitations to conferences) from broker-dealers that the Adviser used to execute client trades. The Board also considered that the Adviser had outsourced the trading function to achieve certain operating efficiencies.

The Board also considered the markets for the Funds, including the principal channels through which the Funds’ shares are offered and sold, and the activities of the Adviser in connection with the marketing of the Funds.

In addition, the Board received and reviewed information on SEC and other inquiries, examinations and proceedings relating to the Funds and the Adviser. The Board considered the investment and legal compliance programs of the Adviser, including its implementation of enhanced compliance policies and procedures in response to SEC rule changes and other regulatory initiatives, and the level of compliance attained by the Adviser.

Based on the above factors, together with those referenced below, the Board, including a majority of the Independent Trustees, concluded that it was generally satisfied with the nature, extent and quality of the investment advisory services provided to each Fund by the Adviser.

Fund Performance

The Board considered each Fund’s performance results over one-year, three-year, five-year and ten-year periods, or shorter periods, as relevant. It also considered these results in comparison to the performance results of various benchmark indices and of the Funds in relevant Morningstar sectors. The Board noted that it had received a presentation regarding performance earlier in the Meeting and noted that Firsthand Technology Opportunities Fund had exhibited strong performance over the ten-year period ended June 30, 2021, which is consistent with the Board’s emphasis on longer-term performance. The Board also noted the periods for which each Fund had experienced weaker performance. The Board recognized that each Fund had experienced various periods of underperformance against the peer group funds and the applicable benchmark index, but the Board noted that the Adviser has remained committed to its investment strategy and style and the Board was pleased with that consistency.

Investment Advisory Fee Rates and Other Expenses

The Board reviewed and considered the proposed contractual investment advisory fee rates (the “Advisory Agreement Rates”) payable by the Funds to the Adviser for investment advisory services. Additionally, the Board received and considered information comparing the Advisory Agreement Rates (both on a stand-alone basis and on a combined basis with the Funds’ administration fee rates) and the total expense ratios of the Funds with those of other funds in appropriate peer universes provided by Broadridge, an independent third-party data provider. The Board noted that the respective Advisory Agreement Rates for each Fund were higher than the median rates of each Fund’s peer universe, but that the total expense ratio of each Fund was not appreciably above the median total expense ratio of the respective peer universe. The Board deemed the comparison of total expense ratios to be more relevant than the comparison of Advisory Agreement Rates because of the unitary fee structure of the Funds.

Profitability

In executive session, the Board received and considered a profitability analysis of the Adviser with respect to the Funds. The Board concluded that, in light of the costs of providing investment management and other services to the Funds, the profits and other ancillary benefits that the Adviser received with regard to providing these services to the Funds were not excessive.

Economies of Scale

The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale with respect to the existing Funds. The Board observed that the Agreement limits each Fund’s total annual operating expenses to a percentage of the Fund’s assets and that this percentage is reduced as the Fund’s assets grow (known as “breakpoints”). The Board concluded that no change was necessary to the current breakpoints to reflect any economies of scale given the limited size and scale of the Funds.

Information about Services to Other Clients

The Board also received and considered information about the services and fee rates offered by the Adviser to its other client, Firsthand Technology Value Fund, Inc., a business development company also managed by the Adviser. The Board concluded that the investment advisory rates charged by the Adviser to the Funds were within a reasonable range of the fee rates offered to the other client of the Adviser. Where rates offered to the other client or potential clients were lower, the Board concluded that the costs associated with managing and operating a registered open-end fund, compared with an unregistered investment company, private account or institutional investor account provided a justification for higher fee rates to the Funds.

Other Benefits to the Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits to the Adviser as a result of its relationship with the Funds. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Funds (such as “soft dollar” benefits) and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Funds (such as the ability to market to shareholders other financial products offered by the Adviser).

Other Factors and Broader Review

Throughout the year, the Board regularly reviews and assesses the quality of the services that the Funds receive from the Adviser. In this regard, the Board reviews reports of the Adviser in each of its quarterly meetings, which include, among other things, a detailed portfolio review and detailed fund performance reports. In addition, the Board interviews the portfolio managers of the Funds at various times throughout the year.

Conclusion

After considering the aforementioned factors and based on its deliberations and evaluation of the information provided to it, the Board concluded that re-approval of the Agreement for each of the Funds was in the best interest of the Funds and their shareholders.

FIRSTHAND FUNDS

INVESTMENT ADVISORY AGREEMENT APPROVAL DISCLOSURE (UNAUDITED)

At a meeting held on August 12, 2022, the Board of Trustees (the “Board”) of the Funds approved the continuation of the Funds’ Master Investment Advisory Agreement (the “Agreement”) with Firsthand Capital Management, Inc. (the “Adviser”) for an additional one-year period through August 31, 2023.

During the course of each year and in connection with their consideration of the continuation of the Agreement, the Board received various materials from the Adviser, including (i) information on the advisory personnel of the Adviser; (ii) information on the internal compliance procedures of the Adviser; (iii) comparative information showing how each Fund’s fees and expenses compare to other registered investment companies that follow investment strategies similar to those of the Fund; (iv) information regarding brokerage and portfolio transactions; (vi) comparative information showing how each Fund’s performance compares to other registered investment companies that follow investment strategies similar to those of the Fund; and (vii) information on any material legal proceedings or regulatory audits or investigations affecting the Fund or the Adviser.

After receiving and reviewing these materials, the Board, at a meeting called for such purpose (the “Meeting”), discussed the terms of the Agreement. The Meeting was held by video pursuant to an order issued on June 19, 2020 by the Securities and Exchange Commission, providing that registered investment companies are temporarily exempt from certain in-person board approval requirements, including with respect to the renewal of investment advisory agreements, due to conflicts related to the coronavirus.  Representatives from the Adviser attended the Meeting and presented additional oral and written information to the Board to assist in its considerations. The Trustees who are not parties to the Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any such party (the “Independent Trustees”) also met in executive session to further discuss the terms of the Agreement and the information provided by the Adviser.

Discussed below are certain of the factors considered by the Board in continuing the Agreement. This discussion is not intended to be all-inclusive. The Board, including the Independent Trustees, reviewed a variety of factors and considered a significant amount of information, including information received on an ongoing basis at Board and committee meetings and in various discussions with senior management of the Adviser relating specifically to the Adviser and the Agreement. The approval determination was made on the basis of each Trustee’s business judgment after consideration of all the information taken as a whole. Individual Trustees may have given different weight to certain factors and assigned various degrees of materiality to information received in connection with the contract review process.

Taking all of the information and deliberations into account, the Independent Trustees reviewed various factors presented to them, the detailed information provided by the Adviser at the Meeting and at other times throughout the year, and other relevant information and the following factors, none of which was dispositive in their decision whether to approve the Agreement:

Nature, Extent and Quality of Services

The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by the Adviser. The most recent Form ADV for the Adviser was provided to the Board, as were written and oral responses of the Adviser to an information request submitted by independent legal counsel on behalf of the Independent Trustees. The Board reviewed these responses, which included, among other things, information about the background and experience of the investment personnel of the Adviser primarily responsible for day-to-day portfolio management of the Funds. The Board also considered the Adviser’s separate Administration Agreement with the Funds and the Adviser’s overall ability to manage and administer the Funds as well as to oversee the service providers to the Funds.

The Board evaluated the ability of the Adviser, considering its financial condition, resources, reputation and other attributes, to attract and retain highly qualified investment professionals, including research, advisory, supervisory and administrative personnel. In this regard, the Board considered information regarding the structure of the Adviser’s compensation program for its personnel involved in the management of the Funds, including incentive and retirement plans.

The Board considered the effectiveness of policies of the Funds in achieving the best execution of portfolio transactions, whether and to what extent “soft dollar” benefits are used, the extent to which efforts are made to recapture transaction costs and the controls applicable to brokerage allocation procedures. The Board described the policies of the Adviser regarding the allocation of portfolio investment opportunities among the Funds and other clients. The Board noted that the Adviser does not use “traditional soft-dollar” arrangements, where soft-dollar credits are generated based on the level of trades and then used for products or services from third parties. The Board also noted that the Adviser, from time to time, entered into arrangements where it received research (including invitations to conferences) from broker-dealers that the Adviser used to execute client trades. The Board also considered that the Adviser had outsourced the trading function to achieve certain operating efficiencies.

The Board also considered the markets for the Funds, including the principal channels through which the Funds’ shares are offered and sold, and the activities of the Adviser in connection with the marketing of the Funds.

In addition, the Board received and reviewed information on SEC and other inquiries, examinations and proceedings relating to the Funds and the Adviser. The Board considered the investment and legal compliance programs of the Adviser, including its implementation of enhanced compliance policies and procedures in response to SEC rule changes and other regulatory initiatives, and the level of compliance attained by the Adviser.

Based on the above factors, together with those referenced below, the Board, including a majority of the Independent Trustees, concluded that it was generally satisfied with the nature, extent and quality of the investment advisory services provided to each Fund by the Adviser.

Fund Performance

The Board considered each Fund’s performance results over one-year, three-year, five-year and ten-year periods, or shorter periods, as relevant. It also considered these results in comparison to the performance results of various benchmark indices and of the Funds in relevant Morningstar sectors. The Board noted that it had received a presentation regarding performance earlier in the Meeting and noted that Firsthand Technology Opportunities Fund had exhibited reasonable performance over the ten-year period ended June 30, 2022, which is consistent with the Board’s emphasis on longer-term performance. The Board also noted the periods for which each Fund had experienced weaker performance. The Board recognized that each Fund had experienced various periods of underperformance against the peer group funds and the applicable benchmark index, but the Board noted that the Adviser has remained committed to its investment strategy and style and the Board was pleased with that consistency.  The Board will continue to monitor each Fund’s performance closely.

Investment Advisory Fee Rates and Other Expenses

The Board reviewed and considered the proposed contractual investment advisory fee rates (the “Advisory Agreement Rates”) payable by the Funds to the Adviser for investment advisory services. Additionally, the Board received and considered information comparing the Advisory Agreement Rates (both on a stand-alone basis and on a combined basis with the Funds’ administration fee rates) and the total expense ratios of the Funds with those of other funds in appropriate peer universes provided by Broadridge, an independent third-party data provider. The Board noted that the respective Advisory Agreement Rates for each Fund were higher than the median rates of each Fund’s peer universe, but that the total expense ratio of each Fund was not materially above the median total expense ratio of the respective peer universe. The Board deemed the comparison of total expense ratios to be more relevant than the comparison of Advisory Agreement Rates because of the unitary fee structure of the Funds.

Profitability

In executive session, the Board received and considered a profitability analysis of the Adviser with respect to the Funds. The Board concluded that, in light of the costs of providing investment management and other services to the Funds, the profits and other ancillary benefits that the Adviser received with regard to providing these services to the Funds were not excessive.

Economies of Scale

The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale with respect to the existing Funds. The Board observed that the Agreement limits each Fund’s total annual operating expenses to a percentage of the Fund’s assets and that this percentage is reduced as the Fund’s assets grow (known as “breakpoints”). The Board concluded that no change was necessary to the current breakpoints to reflect any economies of scale given the limited size and scale of the Funds.

Information about Services to Other Clients

The Board also received and considered information about the services and fee rates offered by the Adviser to Firsthand Technology Value Fund, Inc., a business development company also managed by the Adviser. The Board concluded that the investment advisory rates charged by the Adviser to the Funds were within a reasonable range of the fee rates offered to the other client of the Adviser. Where rates offered to the other client or potential clients were lower, the Board concluded that the costs associated with managing and operating a registered open-end fund, compared with an unregistered investment company, private account or institutional investor account provided a justification for higher fee rates to the Funds.

Other Benefits to the Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits to the Adviser as a result of its relationship with the Funds. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Funds (such as “soft dollar” benefits) and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Funds (such as the ability to market to shareholders other financial products offered by the Adviser).

Other Factors and Broader Review

Throughout the year, the Board regularly reviews and assesses the quality of the services that the Funds receive from the Adviser. In this regard, the Board reviews reports of the Adviser in each of its quarterly meetings, which include, among other things, a detailed portfolio review and detailed fund performance reports. In addition, the Board interviews the portfolio managers of the Funds at various times throughout the year.

Conclusion

After considering the aforementioned factors and based on its deliberations and evaluation of the information provided to it, the Board concluded that re-approval of the Agreement for each of the Funds was in the best interest of the Funds and their shareholders

FIRSTHAND FUNDS

INVESTMENT ADVISORY AGREEMENT APPROVAL DISCLOSURE (UNAUDITED)

At a meeting held on August 11, 2023, the Board of Trustees (the “Board”) of the Funds approved the continuation of the Funds’ Master Investment Advisory Agreement (the “Agreement”) with Firsthand Capital Management, Inc. (the “Adviser”) for an additional one-year period through August 31, 2024.

During the course of each year and in connection with their consideration of the continuation of the Agreement, the Board received various materials from the Adviser, including (i) information on the advisory personnel of the Adviser; (ii) information on the internal compliance procedures of the Adviser; (iii) comparative information showing how each Fund’s fees and expenses compare to other registered investment companies that follow investment strategies similar to those of the Fund; (iv) information regarding brokerage and portfolio transactions; (vi) comparative information showing how each Fund’s performance compares to other registered investment companies that follow investment strategies similar to those of the Fund; and (vii) information on any material legal proceedings or regulatory audits or investigations affecting the Fund or the Adviser.

After receiving and reviewing these materials, the Board, at a meeting called for such purpose (the “Meeting”), discussed the terms of the Agreement. The Meeting was held by video pursuant to an order issued on June 19, 2020 by the Securities and Exchange Commission, providing that registered investment companies are temporarily exempt from certain in-person board approval requirements, including with respect to the renewal of investment advisory agreements, due to conflicts related to the coronavirus.  Representatives from the Adviser attended the Meeting and presented additional oral and written information to the Board to assist in its considerations. The Trustees who are not parties to the Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any such party (the “Independent Trustees”) also met in executive session to further discuss the terms of the Agreement and the information provided by the Adviser.

Discussed below are certain of the factors considered by the Board in continuing the Agreement. This discussion is not intended to be all-inclusive. The Board, including the Independent Trustees, reviewed a variety of factors and considered a significant amount of information, including information received on an ongoing basis at Board and committee meetings and in various discussions with senior management of the Adviser relating specifically to the Adviser and the Agreement. The approval determination was made on the basis of each Trustee’s business judgment after consideration of all the information taken as a whole. Individual Trustees may have given different weight to certain factors and assigned various degrees of materiality to information received in connection with the contract review process.

Taking all of the information and deliberations into account, the Independent Trustees reviewed various factors presented to them, the detailed information provided by the Adviser at the Meeting and at other times throughout the year, and other relevant information and the following factors, none of which was dispositive in their decision whether to approve the Agreement:

Nature, Extent and Quality of Services

The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by the Adviser. The most recent Form ADV for the Adviser was provided to the Board, as were written and oral responses of the Adviser to an information request submitted by independent legal counsel on behalf of the Independent Trustees. The Board reviewed these responses, which included, among other things, information about the background and experience of the investment personnel of the Adviser primarily responsible for day-to-day portfolio management of the Funds. The Board also considered the Adviser’s separate Administration Agreement with the Funds and the Adviser’s overall ability to manage and administer the Funds as well as to oversee the service providers to the Funds.

The Board evaluated the ability of the Adviser, considering its financial condition, resources, reputation and other attributes, to attract and retain highly qualified investment professionals, including research, advisory, supervisory and administrative personnel. In this regard, the Board considered information regarding the structure of the Adviser’s compensation program for its personnel involved in the management of the Funds, including incentive and retirement plans.

The Board considered the effectiveness of policies of the Funds in achieving the best execution of portfolio transactions, whether and to what extent “soft dollar” benefits are used, the extent to which efforts are made to recapture transaction costs and the controls applicable to brokerage allocation procedures. The Board reviewed the policies of the Adviser regarding the allocation of portfolio investment opportunities among the Funds and other clients. The Board noted that the Adviser does not use “traditional soft-dollar” arrangements, where soft-dollar credits are generated based on the level of trades and then used for products or services from third parties.

The Board also noted that the Adviser, from time to time, entered into arrangements where it received research (including invitations to conferences) from broker-dealers that the Adviser used to execute client trades. The Board also considered that the Adviser had outsourced the trading function to achieve certain operating efficiencies.

The Board also considered the markets for the Funds, including the principal channels through which the Funds’ shares are offered and sold, and the activities of the Adviser in connection with the marketing of the Funds.

In addition, the Board received and reviewed information on SEC and other inquiries, examinations and proceedings relating to the Funds and the Adviser. The Board considered the investment and legal compliance programs of the Adviser, including its implementation of enhanced compliance policies and procedures in response to SEC rule changes and other regulatory initiatives, and the level of compliance attained by the Adviser.

Based on the above factors, together with those referenced below, the Board, including a majority of the Independent Trustees, concluded that it was generally satisfied with the nature, extent and quality of the investment advisory services provided to each Fund by the Adviser.

Fund Performance

The Board considered each Fund’s performance results over one-year, three-year, five-year and ten-year periods, or shorter periods, as relevant. It also considered these results in comparison to the performance results of various benchmark indices and of the Funds in relevant Morningstar sectors. The Board noted that it had received a presentation regarding performance earlier in the Meeting and noted that Firsthand Technology Opportunities Fund had exhibited positive performance over the ten-year period ended June 30, 2023, which is consistent with the Board’s emphasis on longer-term performance. The Board also noted the periods for which each Fund had experienced weaker performance. The Board recognized that Firsthand Technology Opportunities Fund has underperformed relevant benchmarks. It took note of Firsthand Technology Opportunities Fund’s objective of long-term growth of capital, its relatively small number of holdings concentrated in a risky and volatile sector, and the fact that Firsthand Technology Opportunities Fund holds many small, young companies subject to wide price fluctuations. The Board examined the fact that both the Nasdaq Composite Index and the Nasdaq 100 Index are capitalization-weighted indices and that, due to the top-heavy nature of these indices (as of June 30, 2023, 7 companies made up more than 50% of the value of Nasdaq 100 Index), their performance is driven by a very small number of mega-cap companies. These seven companies are large and established and not nearly as interest-rate sensitive as younger, smaller companies. By contrast, only four of Firsthand Technology Opportunities Fund’s thirty holdings are included in the Nasdaq 100. The Board also recognized the Fund’s poor performance has coincided with the federal interest rate increases implemented in the last year and a half. Such an economic condition severely limits small, unprofitable companies who depend on outside investment to fund their growth.

The Board recognized that each Fund had experienced various periods of underperformance against the peer group funds and the applicable benchmark index, but the Board noted that the Adviser has remained committed to its unique investment strategy and style. The Board will continue to monitor each Fund’s performance closely.

Lastly, the Board recognized that the long-term performance of Firsthand Technology Opportunities Fund has been positive and as recently as 2020 was among the highest ranked funds in its peer group according to Morningstar.

Investment Advisory Fee Rates and Other Expenses

The Board reviewed and considered the proposed contractual investment advisory fee rates (the “Advisory Agreement Rates”) payable by the Funds to the Adviser for investment advisory services. Additionally, the Board received and considered information comparing the Advisory Agreement Rates (both on a stand-alone basis and on a combined basis with the Funds’ administration fee rates) and the total expense ratios of the Funds with those of other funds in appropriate peer universes provided by Broadridge, an independent third-party data provider. The Board noted that the respective Advisory Agreement Rates for each Fund were higher than the median rates of each Fund’s peer universe, but that the total expense ratio of each Fund was not materially above the median total expense ratio of the respective peer universe. The Board deemed the comparison of total expense ratios to be more relevant than the comparison of Advisory Agreement Rates because of the unitary fee structure of the Funds.

Profitability

In executive session, the Board received and considered a profitability analysis of the Adviser with respect to the Funds. The Board concluded that, in light of the costs of providing investment management and other services to the Funds, the profits and other ancillary benefits that the Adviser received with regard to providing these services to the Funds were not excessive.

Economies of Scale

The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale with respect to the existing Funds. The Board observed that the

Agreement limits each Fund’s total annual operating expenses to a percentage of the Fund’s assets and that this percentage is reduced as the Fund’s assets grow (known as “breakpoints”). The Board concluded that no change was necessary to the current breakpoints to reflect any economies of scale given the limited size and scale of the Funds.

Information about Services to Other Clients

The Board also received and considered information about the services and fee rates offered by the Adviser to Firsthand Technology Value Fund, Inc., a business development company also managed by the Adviser. The Board concluded that the investment advisory rates charged by the Adviser to the Funds were within a reasonable range of the fee rates offered to the other client of the Adviser. Where rates offered to the other client or potential clients were lower, the Board concluded that the costs associated with managing and operating a registered open-end fund, compared with an unregistered investment company, private account or institutional investor account provided a justification for higher fee rates to the Funds.

Other Benefits to the Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits to the Adviser as a result of its relationship with the Funds. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Funds (such as “soft dollar” benefits) and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Funds (such as the ability to market to shareholders other financial products offered by the Adviser).

Other Factors and Broader Review

Throughout the year, the Board regularly reviews and assesses the quality of the services that the Funds receive from the Adviser. In this regard, the Board reviews reports of the Adviser in each of its quarterly meetings, which include, among other things, a detailed portfolio review and detailed fund performance reports. In addition, the Board interviews the portfolio managers of the Funds at various times throughout the year.

Conclusion

After considering the aforementioned factors and based on its deliberations and evaluation of the information provided to it, the Board concluded that re-approval of the Agreement for each of the Funds was in the best interest of the Funds and their shareholders.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

The board of directors has delegated the voting of proxies for the Fund’s portfolio securities to the Investment Adviser pursuant to the Investment Adviser’s proxy voting guidelines. Under these guidelines, the Investment Adviser will vote proxies related to Fund securities in the best interests of the Fund and its stockholders. From time to time, a vote may present a conflict between the interests of the Fund’s stockholders, on the one hand, and those of the Investment Adviser, or any affiliated person of the Fund or the Investment Adviser, on the other. In such event, provided that the Investment Adviser’s Equity Investment Policy Oversight Committee, or a sub-committee thereof (the “Oversight Committee”) is aware of the real or potential conflict or material non-routine matter and if the Oversight Committee does not reasonably believe it is able to follow its general voting guidelines (or if the particular proxy matter is not addressed in the guidelines) and vote impartially, the Oversight Committee may retain an independent fiduciary to advise the Oversight Committee on how to vote or to cast votes on behalf of the Investment Adviser’s clients. If the Investment Adviser determines not to retain an independent fiduciary, or does not desire to follow the advice of such independent fiduciary, the Oversight Committee shall determine how to vote the proxy after consulting with the Investment Adviser’s Portfolio Management Group and/or the Investment Adviser’s Legal and Compliance Department and concluding that the vote cast is in its client’s best interest notwithstanding the conflict. A copy of the Fund’s Proxy Voting Policy and Procedures are attached as Exhibit 99.PROXYPOL, a copy of the Fund’s Global Corporate Governance & Engagement Principles are attached as Exhibit 99.GLOBAL.CORP.GOV and a copy of the Fund’s Corporate Governance and Proxy Voting Guidelines for U.S. Securities are attached as Exhibit 99.US.CORP.GOV. Information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, (i) at https://firsthandfunds.com/ and (ii) on the SEC’s website at http://www.sec.gov.

Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16. Controls and Procedures.

a.

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms

b.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable

Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19.	Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Firsthand Funds

By (Signature and Title)*	/s/ Kevin Landis
Kevin M. Landis, President, Treasurer and Secretary

Date	August 29, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kevin Landis
Kevin M. Landis, President, Treasurer and Secretary

Date	August 29, 2024

* Print the name and title of each signing officer under his or her signature.